Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates (Details) - RMB:USD1 [Member]	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Balance Sheet [Member]
Schedule of Currency Exchange Rates [Line Items]
RMB:USD1	7.0288	7.1586
Profits/Loss [Member]
Schedule of Currency Exchange Rates [Line Items]
RMB:USD1	7.1048		7.1373